Related party transactions	12 Months Ended
Mar. 31, 2024
Related party transactions [abstract]
Related party transactions

Note 16 — Related party transactions

	As of March 31,
	2024	2023
Related Party Payables
James Foster	—	89
Cameron Lee Shaw	—	18,207
Total Related Party Payables	$—	$18,296

For the year ended March 31, 2022, the Company issued 17,253 ordinary shares for the settlement of related party payables amounting to $452,861.

For the year ended March 31, 2022 , the Company settled $7,906 of accrued interest to Fiona a Foster by issuance of 26,857 shares of Natural Source Group.

The Company had a payable to James Foster, our Chief Executive Officer and Director and Cameron Shaw, our former Chief Operating Officer and Director at March 31, 2023 and this amount was subsequently been paid during the year ended March 31, 2024.

For the year ended March 31, 2024, there were no accrued bonuses for related parties. For the year ended March 31, 2023, there were accrued bonuses of $389,800.

Related party compensation for the Company's Officers and Directors for the years ended March 31, 2024, 2023 and 2022 are as follows:

	Year	Salary ($)	Bonus ($)	Option Awards ($) (1)	Other ($) (2)	Total ($)
James Foster, Chief Executive Officer and Director	2024	325,000	81,000	241,200	3,600	650,800
	2023	247,500	213,800	1,277,675	—	1,738,975
	2022	137,766	—	—	—	137,766
Cameron Shaw, Former Chief Operating Officer (3)	2024	150,000	—	—	93,462	243,462
	2023	215,000	205,000	1,277,675	—	1,697,675
	2022	60,000	—	—		60,000
Nigel McCracken, Chief Operating Officer and Director (3)	2024	175,000	50,000	71,600	3,540	300,140
	2023	—	—	—	—	—
	2022	—	—	—	—	—
Dr. Tomasz George, Chief Scientific Officer (4)	2024	144,000	—	60,300	1,672	205,972
	2023	144,000	86,000	257,250	—	487,250
	2022	166,275	—	—	—	166,275
Mark Ternouth, Chief Technical Officer and Director (5)	2024	120,000	—	60,300	—	180,300
	2023	90,000	30,000	315,560	—	435,560
	2022	11,200	—	—	—	11,200
Jason Davis, Chief Financial Officer	2024	300,000	75,000	224,318	25,800	625,118
	2023	237,500	105,000	686,000	—	1,028,500
	2022	—	—	—	—	—
Evan Norton, Independent Director	2024	40,000	—	60,300	—	100,300
	2023	27,500	—	68,600	—	96,100
	2022	—	—	—	—	—
Yair Erez, Independent Director	2024	40,000	—	60,300	—	100,300
	2023	27,500	—	68,600	—	96,100
	2022	—	—	—	—	—
Nelson Haight, Independent Director	2024	40,000	—	60,300	—	100,300
	2023	14,783	—	27,400	—	42,183
	2022	—	—	—	—	—

(1) These amounts represent the aggregate grant fair value of stock options granted in the year ended March 31, 2024 and 2023, calculated in accordance with IFRS 2 “Share-based payment". Assumptions used in the calculation of these amounts are discussed in Note 18.

(2)These amounts represent employee benefits paid on behalf of the Company such as pension and health insurance. For Cameron Shaw, this amount consists of vacation and severance payout.

(3)Cameron Shaw departed the Company in September 2023 and is no longer an Officer or Director at March 31, 2024. All option award expense were reversed. Nigel McCraken, the current Chief Operating Officer, joined the Company on September 1, 2023.

(4)Dr. Tomasz George departed the Company in April 2024.

(5) Mark Ternouth departed the Company in June 2024.